Segmental reporting (Tables)	6 Months Ended
Jun. 30, 2019
Segmental Reporting
Analysis of results by business
Analysis of results by business
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
Half year ended 30.06.19	£m	£m	£m	£m
Total income	5,149	2,193	(220)	7,122
Credit impairment charges and other provisions	(96)	(396)	(18)	(510)
Net operating income/(expenses)	5,053	1,797	(238)	6,612
Total operating expenses	(3,615)	(1,211)	(84)	(4,910)
Other net income/(expenses)[1]	15	16	(8)	23
Profit/(loss) before tax from continuing operations	1,453	602	(330)	1,725

As at 30.06.19	£bn	£bn	£bn	£bn
Total assets	882.1	73.1	14.1	969.3

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
Half year ended 30.06.18	£m	£m	£m	£m
Total income	5,373	2,137	(257)	7,253
Credit impairment releases/(charges) and other provisions	182	(343)	5	(156)
Net operating income/(expenses)	5,555	1,794	(252)	7,097
Total operating expenses	(3,628)	(1,134)	(1,622)	(6,384)
Other net income/(expenses)[1]	8	17	(13)	12
Profit/(loss) before tax from continuing operations	1,935	677	(1,887)	725

As at 31.12.18	£bn	£bn	£bn	£bn
Total assets	792.5	71.6	13.6	877.7

  Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures and gains on acquisitions.

Split of income by geographic region
Split of income by geographic region[1]
	Half year ended	Half year ended
	30.06.19	30.06.18
	£m	£m
UK	2,000	2,118
Europe	863	1,026
Americas	3,825	3,735
Africa and Middle East	75	62
Asia	359	312
Total	7,122	7,253

  The geographic region is based on counterparty location.